Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital (APIC)	(Accumulated Deficit) Retained Earnings
Beginning Balance (in shares) at Dec. 31, 2012		36,135,542
Beginning Balance at Dec. 31, 2012	$ 300,867	$ 36	$ 292,715	$ 8,116
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(11,219)			(11,219)
Warrant exercise (in shares)		204,610
Warrant exercise, net	$ 43		43
Option exercise (in shares)	224,973	224,973
Option exercise	$ 2,041		2,041
Restricted stock issuances (in shares)		258,250
Restricted stock issuances	2,817	$ 1	2,816
Restricted stock forfeitures (in shares)		(55,300)
Restricted stock forfeitures	(296)		(296)
Equity issued as part of acquisitions (in shares)		157,655
Equity issued as part of acquisitions	2,027		2,027
Stock based compensation (in shares)		0
Stock based compensation	3,211		3,211
Ending Balance (in shares) at Dec. 31, 2013		36,925,730
Ending Balance at Dec. 31, 2013	299,491	$ 37	302,557	(3,103)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(13,535)			(13,535)
Warrant exercise (in shares)		31,097
Warrant exercise, net	$ 132		132
Option exercise (in shares)	501,400	293,795
Option exercise	$ 1,356	$ 1	1,355
Restricted stock issuances (in shares)		279,123
Restricted stock issuances	3,312		3,312
Restricted stock forfeitures (in shares)		(24,137)
Restricted stock forfeitures	(164)		(164)
Equity issued as part of acquisitions (in shares)		95,866
Equity issued as part of acquisitions	1,016		1,016
Stock based compensation (in shares)		0
Stock based compensation	3,273		3,273
Conversion feature of convertible debt, net of expenses	22,740		22,740
Adjustments to Additional Paid in Capital, Convertible Notes Capped Call	(18,403)		(18,403)
Ending Balance (in shares) at Dec. 31, 2014		37,601,474
Ending Balance at Dec. 31, 2014	299,218	$ 38	315,818	(16,638)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(58,622)			(58,622)
Warrant exercise (in shares)		1,503,859
Warrant exercise, net	$ 4,550	$ 2	4,548
Option exercise (in shares)	139,270	73,794
Option exercise	$ (463)		(463)
Restricted stock issuances (in shares)		591,015
Restricted stock issuances	4,165		4,165
Restricted stock forfeitures (in shares)		(47,800)
Restricted stock forfeitures	(283)		(283)
Equity issued as part of acquisitions (in shares)		242,250
Equity issued as part of acquisitions	$ 1,858		$ 1,858
Stock Issued During Period, Shares, Acquisitions, Canceled	(240,000)	(23,925)	(240,000)
Stock based compensation (in shares)		0
Stock based compensation	$ 1,642		$ 1,642
Ending Balance (in shares) at Dec. 31, 2015		39,940,667
Ending Balance at Dec. 31, 2015	$ 251,825	$ 40	$ 327,045	$ (75,260)